SIGNIFICANT ACCOUNTING POLICIES - Significant risks and uncertainties and Recent accounting pronouncements (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016 CNY (¥) item
Significant risks and uncertainties
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's total funding cost	0	0	0	0
Number of Individual Investor or Institutional Funding Partner that accounted for more than 10% of the Group's Funding Debts	1	1	0
Operating revenue:
Revenues	$ 1,104,923	¥ 7,596,896	¥ 5,582,189	¥ 4,338,686
New accounting standards
Operating revenue:
Revenues | $	$ 1,070,000
Financing receivables
Significant risks and uncertainties
Concentration risk (as a percent)	0.00%	0.00%	0.00%
10% or more of total purchases, number of suppliers
Significant risks and uncertainties
Number of inventory suppliers	2	2	2	3
10% or more of accounts payable, number of suppliers
Significant risks and uncertainties
Number of inventory suppliers	1	1	0
Revenue concentration - number of borrowers over 10% of revenue
Significant risks and uncertainties
Concentration risk (as a percent)	0.00%	0.00%	0.00%	0.00%
Supplier Concentration Risk | Inventory supplier A
Significant risks and uncertainties
Concentration risk (as a percent)	10.20%	10.20%
Lender Concentration Risk | Institutional Funding Partner A
Significant risks and uncertainties
Concentration risk (as a percent)	16.60%	16.60%
Geographic Concentration Risk | Cash and cash equivalents, restricted cash and restricted time deposits | PRC
Significant risks and uncertainties
Cash and cash equivalents, restricted cash and restricted time deposits denominated in RMB that are subject to government controls | ¥		¥ 2,818,600	¥ 1,073,400
Concentration risk (as a percent)	100.00%	100.00%